UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08025

Global Income Fund, Inc.

(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY (Address of principal executive offices)	10005 (Zip code)

Thomas B. Winmill, President
Global Income Fund, Inc.
11 Hanover Square, 12th Floor
New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

Item 1. Schedule of Investments

September 30, 2005 (Unaudited)

Debt Securities - 81.13%	Principal Amount (a)		Value
Aegon N.V., 4.625%, 4/16/2008	1,000,000	EUR	$1,263,845
CIT RV Trust 1998-AB, 6.29%, 1/15/2017	500,000		507,935
Dresdner Bank, 7.75%, 12/07/2007	500,000	GBP	938,021
Elf Aquitaine, 4.50%, 3/23/2009	1,000,000	EUR	1,277,079
Essent NV, 4.50%, 6/25/2013	500,000	EUR	647,107
European Investment Bank, 5.50%, 12/07/2011	738,000	GBP	1,377,022
Government of Quebec, 6.00%, 2/18/2009	1,300,000	AUD	997,294
Heineken N.V., 4.375%, 2/4/2010	500,000	EUR	632,496
ING Bank NV, 5.50%, 1/04/2012	1,000,000	EUR	1,367,305
The International Bank for Reconstruction & Development, 5.05%, 5/29/2008	1,200,000		1,211,196
Kreditanstalt fuer Wiedderauftbau,, 5.25%, 1/04/2010	1,000,000	EUR	1,333,171
Kingdom of Sweden, 5.00%, 1/28/2009	1,000,000	EUR	1,299,415
Korea Development Bank, 5.75%, 09/10/2013	500,000		522,686
National Australia Bank, 8.60%, 5/19/2010	1,000,000		1,151,385
National Westminster Bank, 7.375%, 10/01/2009	1,000,000		1,099,493
Nederlandse Waterschapsbank, 4.00%, 2/11/2009	1,000,000	EUR	1,259,813
Principal Financial Group, 144A 8.20%, 8/15/2009(b)	300,000		332,913
Province of Ontario, 5.50%, 07/13/2012	1,350,000	AUD	1,016,645
Republic of Austria, 5.25%, 1/04/2011	1,000,000	EUR	1,350,313
Republic of Cyprus, 4.375%, 7/15/2014	500,000	EUR	657,348
Republic of Hungary, 4.00%, 9/27/2010	500,000	EUR	634,500
RWE Finance B.V., 4.625%, 8/17/2010	500,000	GBP	882,915
Social National Chemins Fer France, 4.625%, 10/25/2009	1,000,000	EUR	1,293,074
Tesco PLC, 4.75%, 4/13/2010	1,000,000	EUR	1,298,744
Toyota Motor Credit Corp., 4.125%, 1/15/2008	1,000,000	EUR	1,246,947
Vodafone Group Plc, 4.625%, 1/31/2008	1,000,000	EUR	1,259,095

TOTAL NON-U.S. GOVERNMENT DEBT SECURITIES (Cost $27,314,340)			26,857,757

U.S. Government Agency - 4.45%
Federal Home Loan Bank, 2.625% 10/16/2006	1,500,000		1,474,095

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,497,210)			1,474,095

U.S. Government Obligations - 9.40%
US Treasury Bond, 5.375%, 2/15/2031	1,000,000		1,120,626
US Treasury Note, 4.000%, 8/31/2007	1,000,000		996,915
US Treasury Note, 4.250%, 8/15/2015	1,000,000		994,063

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $3,158,884)			3,111,604

Preferred Stocks - 4.48%
	Shares
BAC Capital Trust II, 7.00%	4,000		103,280
BAC Capital Trust III, 7.00%	3,000		77,640
Corporate-Backed Trust Certificates, 6.00% (Goldman Sachs)	4,000		96,800
Corporate-Backed Trust Certificates, 8.20% (Motorola)	25,000		647,000
Disney (Walt) Company, 7.00%	10,000		257,500
SATURNS -Bellsouth SM, 5.875%	5,000		122,950
Wells Fargo Capital Trust V, 7.00%	6,900		176,571

TOTAL PREFERRED STOCK (Cost $1,447,500)			1,481,741

TOTAL INVESTMENTS (Cost $33,417,934) - 99.46%			$ 32,925,197

Other assets less liabilities - 0.54%			178,122

TOTAL NET ASSETS - 100.00%			$ 33,103,319

Schedule of Investments - continued
September 30, 2005 (Unaudited)

(a) The principal amount is stated in U.S. Dollars unless otherwise indicated.

(b) A 144A security may be sold to institutional investors only. The total market value of this security represents 1.01% of net assets.
Tax Related
Unrealized appreciation			$ 205,886
Unrealized depreciation			(698,623)

Net unrealized depreciation			$ (492,737)

Aggregate cost of securities for income tax purposes			$ 33,417,934

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

CURRENCY ABBREVIATIONS:
AUD - Australian Dollar
EUR - Euro
GBP - Great Britain Pound

Item 2. Controls and Procedures

(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GLOBAL INCOME FUND, INC.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 22, 2005

By:/s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 22, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)